Summary of Operations and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Operations and Significant Accounting Policies

Note 1. Summary of Operations and Significant Accounting Policies

Description of Business

TPI Composites, Inc. is the holding company that conducts substantially all of its business operations through its direct and indirect subsidiaries (collectively, the Company). The Company was founded in 1968 and has been producing composite wind blades since 2001. The Company’s knowledge and experience of composite materials and manufacturing originates with its predecessor company, Tillotson Pearson Inc., a leading manufacturer of high-performance sail and powerboats along with a wide range of composite structures used in other industrial applications. Following the separation from the boat building business in 2004, the Company reorganized in Delaware as LCSI Holding, Inc. and then changed its corporate name to TPI Composites, Inc. in 2008. Today, the Company is headquartered in Scottsdale, Arizona and has expanded its global footprint to include domestic facilities in Newton, Iowa; Fall River, Massachusetts; Warren, Rhode Island and Santa Teresa, New Mexico and international facilities in Dafeng, China; Taicang Port, China; Taicang City, China; Juárez, Mexico and Izmir, Turkey. In April 2017, the Company entered into a multiyear supply agreement with Vestas Wind Systems A/S (Vestas) to supply wind blades from two manufacturing lines at a new manufacturing facility that will be constructed in Matamoros, Mexico. The Company expects this new manufacturing facility will commence operations in the first half of 2018.

Initial Public Offering and Stock Split

In July 2016, the Company completed an initial public offering (IPO) of 7,187,500 shares of the Company’s common stock at a price of $11.00 per share, which included 937,500 shares issued pursuant to the underwriters’ over-allotment option. Certain of the Company’s existing shareholders, a director and executive officers purchased an aggregate of 1,250,000 shares of common stock in the IPO included in the total issuance above. The net proceeds from the IPO were $67.2 million after deducting underwriting discounts and offering expenses. Immediately prior to the closing of the IPO, all shares of the then-outstanding redeemable preferred shares converted into an aggregate of 21,110,204 shares of common stock and the redeemable preferred share warrants converted on a net issuance basis into 120,923 shares of common stock. In addition, concurrent with the closing of the IPO, certain subordinated convertible promissory notes in the aggregate principal and interest amount of $11.9 million were converted into 1,079,749 shares of common stock at the public offering price of $11.00 per share.

Prior to the IPO, in July 2016 the Company amended its amended and restated certificate of incorporation to effect a 360-for-1 forward stock split of its common stock. As a result of the stock split, the Company has adjusted the share amounts authorized and issuable under the share-based compensation plans. All share and per share common stock information (including the share-based compensation plans) referenced throughout the unaudited condensed consolidated financial statements and notes thereto have been retroactively adjusted to reflect this stock split. The stock split did not cause an adjustment to the par value of the authorized shares of common stock.

Basis of Presentation

The Company divides its business operations into four geographic operating segments—the United States, Asia, Mexico and the Middle East and Africa (EMEA), as follows:

•

The U.S. segment includes (1) the manufacturing of wind blades at the Newton, Iowa plant, (2) the manufacturing of precision molding and assembly systems used for the manufacture of wind blades in the Warren, Rhode Island facility, (3) the manufacturing of composite solutions for the transportation industry, which the Company also conducts in its Rhode Island and Massachusetts facilities and (4) its corporate headquarters, the costs of which are included in general and administrative expenses.

•	The Asia segment includes (1) the manufacturing of wind blades at a facility in Taicang Port, China and at its two facilities in Dafeng, China, (2) the manufacturing of precision molding and assembly systems in the Taicang City, China facility, (3) the manufacture of components in a second Taicang Port, China facility and (4) wind blade inspection and repair services.

•	The Mexico segment manufactures wind blades from three facilities in Juárez, Mexico, one of which commenced operations in 2014, the second during the third quarter of 2016 and the third in January 2017.

•	The EMEA segment manufactures wind blades from two facilities in Izmir, Turkey. The Company entered into a joint venture in 2012 to produce wind blades at the first Turkey plant and in 2013 became the sole owner of the Turkey operation with the acquisition of the remaining 25% interest. The EMEA segment commenced operations in the second facility during the third quarter of 2016.

The accompanying consolidated financial statements include the accounts of TPI Composites, Inc. and all majority owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

The condensed consolidated financial statements included herein have been prepared by the Company without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (SEC) and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2016 included in the Company’s Annual Report on Form 10-K. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (GAAP) have been condensed or omitted, as permitted by the SEC, although the Company believes the disclosures that are made are adequate to make the information presented herein not misleading. The accompanying condensed consolidated financial statements reflect, in the opinion of management, all normal recurring adjustments necessary to present fairly the Company’s financial position at March 31, 2017, and the results of the Company’s operations, comprehensive income and cash flows for the periods presented. The Company derived the December 31, 2016 condensed consolidated balance sheet data from audited financial statements, but does not include all disclosures required by GAAP. Interim results for the three months ended March 31, 2017 and 2016 are not necessarily indicative of the results to be expected for the full years.

Warranty Expense

The Company provides a limited warranty for its mold and wind blade products, including parts and labor, with terms and conditions that vary depending on the product sold, for periods that range from two to five years. Warranty expense is recorded based upon estimates of future repairs using a probability-based methodology. Once the warranty period has expired, any remaining unused warranty accrual for the specific products is reversed against the current year warranty expense amount.

Warranty accrual at March 31 consisted of the following (in thousands):

2017
Warranty accrual at beginning of year	$19,912
Accrual during the period	3,447
Cost of warranty services provided during the period	(196)
Reversal of reserves upon warranty expiration	(1,268)

Warranty accrual at end of the period	$21,895

Net Income Attributable to Preferred Shareholders

Net income attributable to preferred shareholders related to the accrual of dividends on our convertible and senior redeemable preferred shares, the accretion to redemption amounts on our convertible preferred shares and warrant fair value adjustment. Immediately prior to the closing of our IPO, all preferred shares were converted into shares of our common stock and as a result, the accrual of dividends ceased.

Net Income Per Share Calculation

The basic net income per common share is computed by dividing the net income by the weighted-average number of common shares outstanding during a period. Diluted net income per common share is computed by dividing the net income, adjusted on an as-if-converted basis, by the weighted-average number of common shares outstanding plus potentially dilutive securities. The table below reflects the calculation of the weighted-average number of common shares outstanding, on an as if converted basis, used in computing basic and diluted earnings per common share (in thousands):

	Three Months Ended March 31,
	2017	2016
Basic weighted-average shares outstanding	33,737	4,238
Effect of dilutive stock options and warrants	90	—

Diluted weighted-average shares outstanding	33,827	4,238

The Company did not have any potentially dilutive securities outstanding that are not included in the diluted net income per share calculation for the quarter ended March 31, 2017. The Company had 6,000 potentially dilutive securities outstanding during the three months ended March 31, 2016 that are not included in the diluted net loss per share calculation because their effect would be anti-dilutive. The potentially dilutive securities excluded from the calculation include common shares issued upon conversion or exercise of options and warrants.

Assuming that the IPO had occurred on January 1, 2016, diluted earnings per share would have been a loss of $0.02 for the three months ended March 31, 2016.

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

Accounting Pronouncements Adopted in 2017

In March 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-09, Compensation – Stock Compensation: Improvement to Employee Share-Based Payment Accounting, to simplify certain aspects of the accounting for share-based payment transactions to employees. The new standard requires excess tax benefits and tax deficiencies to be recorded in the consolidated statements of operations as a component of the provision for income taxes when stock awards vest or options are exercised. In addition, it eliminates the requirement to reclassify cash flows related to excess tax benefits from operating activities to financing activities on the consolidated statements of cash flows. Further, the standard provides an accounting policy election to account for forfeitures as they occur, allows us to withhold more of an employee’s vesting shares for tax withholding purposes without triggering liability accounting, and clarifies that all cash payments made to tax authorities on an employee’s behalf for withheld shares should be presented as a financing activity on the Company’s consolidated statements of cash flows.

The Company adopted ASU 2016-09 in the first quarter of 2017 using the modified retrospective transition method through a cumulative effect adjustment to equity as of January 1, 2017. Upon adoption, the Company elected to eliminate application of a forfeiture assumption to share based compensation expense and account for forfeitures as they occur over the vesting period. The cumulative effect of this change increased additional paid-in capital and decreased retained earnings as of January 1, 2017 by $0.7 million, net of tax. The Company did not have any previously unrecognized excess tax effects that had not been recorded as a reduction to the tax liability.

The Company did not have any vesting of restricted stock units or stock option exercises during the periods presented in the accompanying financial statements; therefore, the provisions of the standard relating to the cash flow presentation and income taxes did not impact the statements of cash flows nor the income tax provision for the three months ended March 31, 2017. The inclusion of excess tax benefits and deficiencies as a component of the Company’s income tax expense in future periods will increase volatility within the provision for income taxes as the amount of excess tax benefits or deficiencies from share-based compensation awards are dependent on the Company’s stock price at the date the restricted awards vest, the stock price on the date an option is exercised, and the quantity of options exercised.

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, (Topic 606), which provides new recognition and disclosure requirements for revenue from contracts with customers that supersedes the existing revenue recognition guidance. The new recognition requirements focus on when the customer obtains control of the goods or services, rather than the current risks and rewards model of recognition. The core principle of the new standard is that an entity will recognize revenue when it transfers goods or services to its customers in an amount that reflects the consideration an entity expects to be entitled to for those goods or services. The new disclosure requirements will include information intended to communicate the nature, amount, timing and any uncertainty of revenue and cash flows from the applicable contracts, including any significant judgments and changes in judgments and assets recognized from the costs to obtain or fulfill a contract. Entities will generally be required to make more estimates and use more judgment under the new standard.

The new requirements are effective for the Company beginning January 1, 2018, and may be implemented either retrospectively for all periods presented, or as a cumulative-effect adjustment as of the date of adoption.

The Company expects to adopt Topic 606 as of January 1, 2018 with retrospective application to January 1, 2016 through December 31, 2017. Based on the Company’s preliminary evaluation of the new standard, revenue recognition in accordance with Topic 606 differs from the current guidance provided by GAAP as outlined in the SEC’s Staff Accounting Bulletin 104, which requires the Company to defer recognition of revenue until the risk of loss has passed to the customer and delivery has been made or a fixed delivery schedule has been provided by the customer. Since the Company’s products have no alternative use to the Company due to contractual restrictions placed by each customer on the technical specifications and design of the products, the Company’s preliminary assessment is that revenue upon adoption of Topic 606 will likely be recognized over time during the course of the production process and before the product is delivered to the customer.

The Company expects that the adoption of Topic 606 will have a material impact on the amount of net sales, cost of goods sold and income from operations reported in the consolidated statements of operations in future periods. In accordance with Topic 606, revenues will be recognized over the time period of the production process, whereas currently it is recognized upon delivery to the client. Further, since revenue will be recognized over time for manufacturing contracts, future net sales will include amounts related to products that are in production as of the period end. Finally, the gross margin realized in the period may be impacted by the changes related to the timing and amount of revenue recognized for products in the production process.

The changes noted above involving the timing of revenue recognition will materially impact the amount of reported assets and liabilities associated with our manufacturing contracts. Upon adoption of Topic 606, the Company will include amounts recognized in revenue for products in production in contract assets, which differs from the current practice of including the balances in inventory and will include an amount for the margin recognized to date. The Company believes that it will no longer report inventory held for customer orders since revenue will be recognized over time during the course of the production process and before the product is delivered to the customer. The Company expects that contract liabilities will be reported for amounts collected from customers in advance of the production of products. The Company also expects that the amount of deferred revenue will be substantially reduced as revenue for products will be recognized over time.

The Company does not anticipate a change in the timing of cash receipts and payments from customers as customers will continue to be invoiced as products are completed; however, the impact to the amounts reported in the consolidated statements of cash flows operating activities upon application of Topic 606 is expected to be material.

The Company has a project plan in place for the transition to revenue recognition in accordance with Topic 606 including necessary changes to accounting processes and procedures, the chart of accounts, the system of internal control and retrospective application of the standard to periods beginning January 1, 2016 through December 31, 2017. The Company expects to complete the plan in time to report in accordance with Topic 606 for the first quarterly filing on Form 10-Q for the period ended March 31, 2018.

Cash Flow Presentation

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, that clarifies how certain cash receipts and cash payments are presented and classified in the consolidated statement of cash flows. In addition, in November 2016, the FASB issued ASU 2016-18, Restricted Cash, that requires restricted cash and cash equivalents to be included with the amount of cash and cash equivalents that are reconciled to on the consolidated statement of cash flows. These ASUs are effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. The Company does not believe that the adoption of ASU 2016-15 and 2016-18 on January 1, 2018 will have a material effect on the Company’s financial position or results of operations.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 is a comprehensive new recognition model for leases requiring a lessee to recognize the asset and liability that arise from leases. For public companies, the amendment is effective for financial statements issued for annual periods beginning after December 16, 2018. Entities may elect to early adopt the lease standard in 2016. In adopting ASU 2016-02, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. Management is evaluating the provisions of ASU 2016-02 and has not yet selected a transition method nor determined what impact the adoption of ASU 2016-02 will have on the Company’s financial position or results of operations.

Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. ASU 2016-13 revises the accounting requirements related to the measurement of credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years and interim periods within those years, beginning after December 15, 2018. Accordingly, ASU 2016-13 is effective for the Company on January 1, 2020 using a modified retrospective approach, and the Company is currently evaluating the impact that the standard will have on the Company’s financial position and results of operations.

Note 1. Summary of Operations and Significant Accounting Policies

(a) Description of Business and Basis of Presentation

TPI Composites, Inc. is the holding company that conducts substantially all of its business operations through its direct and indirect subsidiaries (collectively, the Company). The Company was founded in 1968 and has been providing composite wind blades since 2001. The Company’s knowledge and experience of composite materials and manufacturing originates with its predecessor company, Tillotson Pearson Inc., a leading manufacturer of high-performance sail and powerboats along with a wide range of composite structures used in other industrial applications. Following the separation from the boat building business in 2004, the Company reorganized in Delaware as LCSI Holding, Inc. The Company changed its corporate name to TPI Composites, Inc. in 2008. Today, the Company is headquartered in Scottsdale, Arizona and has expanded its global footprint to include domestic facilities in Newton, Iowa; Fall River, Massachusetts; Warren, Rhode Island and Santa Teresa, New Mexico and international facilities in Dafeng, China; Taicang Port, China; Taicang City, China; Juárez, Mexico and Izmir, Turkey.

The Company divides its business operations into four geographic operating segments—the United States, Asia, Mexico and Europe, the Middle East and Africa (EMEA), as follows:

•	The U.S. segment includes (1) the manufacturing of wind blades at the Newton, Iowa plant, (2) the manufacturing of precision molding and assembly systems used for the manufacture of wind blades at the Warren, Rhode Island facility, (3) the manufacturing of composite solutions for the transportation industry, which the Company also conducts at its Rhode Island and Massachusetts facilities and (4) its corporate headquarters, the costs of which are included in general and administrative expenses.

•	The Asia segment includes (1) the manufacturing of wind blades at the facility in Taicang Port, China and at its two facilities in Dafeng, China, (2) the manufacturing of precision molding and assembly systems at the Taicang City, China facility, (3) the manufacture of components at the second Taicang Port, China facility and (4) wind blade inspection and repair services.

•	The Mexico segment manufactures wind blades from its three facilities in Juárez, Mexico, one of which commenced operations in 2014, the second during the third quarter of 2016 and the third in January 2017.

•	The EMEA segment manufactures wind blades from its two facilities in Izmir, Turkey. The Company entered into a joint venture in 2012 to produce wind blades at the first Turkey plant and in 2013 became the sole owner of the Turkey operation with the acquisition of the remaining 25% interest. The EMEA segment commenced operations at its second facility during the third quarter of 2016.

The accompanying consolidated financial statements include the accounts of TPI Composites, Inc. and all majority owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

(b) Initial Public Offering and Stock Split

In July 2016, the Company completed an initial public offering (IPO) of 7,187,500 shares of its common stock at a price of $11.00 per share, which included 937,500 shares issued pursuant to the underwriters’ exercise of their option to purchase additional shares. Certain of the Company’s existing shareholders, a director and executive officers purchased an aggregate of 1,250,000 shares of common stock in the IPO included in the total issuance above. The net proceeds from the IPO were $67.2 million after deducting underwriting discounts and offering expenses. Immediately prior to the closing of the IPO, all shares of the then-outstanding redeemable preferred shares converted into an aggregate of 21,110,204 shares of common stock and the redeemable preferred share warrants converted on a net issuance basis into 120,923 shares of common stock. In addition, concurrent with the closing of the IPO, certain subordinated convertible promissory notes in the aggregate principal and interest amount of $11.9 million were converted into 1,079,749 shares of common stock at the public offering price of $11.00 per share.

Prior to the IPO, in July 2016 the Company amended its amended and restated certificate of incorporation to effect a 360-for-1 forward stock split of its common stock. As a result of the stock split, the Company has adjusted the share amounts authorized and issuable under the share-based compensation plans. All share and per share common stock information (including the share-based compensation plans) referenced throughout the consolidated financial statements and notes thereto have been retroactively adjusted to reflect this stock split. The stock split did not cause an adjustment to the par value of the authorized shares of common stock.

(c) Revenue Recognition

The Company records all sales of goods when a firm sales agreement is in place, delivery has occurred as defined by the sales contract, and collectability of the fixed or determinable sales price is reasonably assured. The basic criteria necessary for revenue recognition are: (1) evidence that a sales arrangement exists, (2) title and risk of loss have passed to the customer, (3) delivery of goods has occurred, (4) the seller’s price to the buyer is fixed or determinable and (5) collectability is reasonably assured. The Company recognizes revenue at the time of delivery to customers as all criteria necessary for revenue recognition have occurred at this point.

For multiple deliverable revenue arrangements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or best estimated selling price (BESP) if neither VSOE nor TPE is available. The Company generally allocates revenue for each of the deliverables within multiple element arrangements through BESP using cost plus margin estimates prepared during contract negotiations and agreed upon sales price. The precision molding and assembly systems provided for in each customer’s contract are based upon the specific engineering requirements and design of the customer relative to the wind blade design and function desired. From the customer’s engineering specifications, a job cost estimate is developed along with a production plan, and margin is applied based on the location the work is to be performed, customer and complexity of the customer’s design. Precision molding and assembly systems are built to produce wind blades which are manufactured in production runs specified in the customer contract. To determine the appropriate accounting for recognition of revenue, the Company considers whether the deliverables specified in the multiple element arrangement should be treated as separate units of accounting, and, if so, how the price should be allocated among the elements, when to recognize revenue for each element, and the period over which revenue should be recognized. The Company also evaluates whether a delivered item has value on a stand-alone basis prior to delivery of the remaining items by determining whether the Company has made separate sales of such items or whether the undelivered items are essential to the functionality of the delivered items. Further, the Company assesses whether the fair value of the undelivered items is known, determined by reference to stand-alone sales of such items, if available, or BESP. As each of these items has stand-alone value to the customer, revenue from sales of wind blades and precision molding and assembly systems used in the production of composite products are recognized when those specific items are accepted by the customer as meeting the contractual technical specifications and delivered to the customer. Delivery of wind blades and precision molding and assembly systems generally takes place as defined in the contract at the facility where the precision molding and assembly systems are produced at which point the precision molding and assembly systems become exclusive property of the customer. The customer is generally then responsible for transportation and may transport the composite mold to its own or the Company’s wind blade production facility. Revenue related to engineering and freight services provided under customer contracts is recognized upon completion of the services being provided. Customers usually pay the cost of shipping associated with items produced directly to the carrier, but if paid by the Company, that cost is included in cost of goods sold and amounts invoiced for shipping and handling are included in revenue.

The Company’s customers may request, in situations where they do not have space available to receive products or do not want to take possession of products immediately for other reasons, that their finished composite products be stored by the Company in one of its facilities. The Company will bill for the components as allowed by the contract; however, revenue is deferred for financial reporting purposes until the Company delivers the finished composite product and all of the other requirements for revenue recognition have been met. Composite products that have been billed by the Company and continue to be stored by the Company at one of its facilities are included at net realizable value in inventory held for customer orders included on the consolidated balance sheets. Inventory held for customer orders is physically segregated from finished goods and is accounted for separately within the Company’s accounting records.

Wind blade pricing is based on annual commitments of volume as established in the customer’s contract with orders less than committed volume resulting in additional costs per wind blade to customers; however, orders in excess of annual commitments may, but generally do not, result in discounts to customers from the contracted price for the committed volume. Customers may utilize early payment discounts which are reported as a reduction of revenue at the time the discount is taken.

(d) Cost of Goods Sold

Cost of goods sold includes the costs associated with products invoiced during the period as well as unallocated manufacturing overhead costs associated with startup and transition costs. Cost of sales includes all costs incurred at the Company’s production facilities to make products saleable, such as raw materials, direct labor and indirect labor and facilities costs including purchasing and receiving costs, plant management, inspection costs, product engineering and internal transfer costs. In addition, all depreciation associated with assets used to produce composite products and make them saleable is included in cost of sales. Direct labor costs consist of salaries, benefits and other personnel related costs for employees engaged in the manufacture of the Company’s products.

Startup and transition costs represent the unallocated factory overhead relating to the transition of wind blade models at the request of the Company’s customers and startup costs related to new manufacturing facilities. The startup and transition costs are primarily fixed overhead costs, incurred during the period production facilities are under-utilized while transitioning wind blade models and ramping up manufacturing that are not allocated to products and are expensed as incurred. The cost of sales for the initial wind blades from a new model manufacturing line is generally higher than when the line is operating at optimal production volume levels due to inefficiencies during ramp-up related to labor hours per blade, cycle times per blade and raw material usage. Additionally, manufacturing overhead as a percentage of net sales is generally higher during the period in which a facility is ramping up to full production capacity due to underutilization of the facility. Manufacturing overhead at each of the Company’s facilities includes virtually all indirect costs incurred at the plants, including engineering, finance, information technology, human resources and plant management.

(e) General and Administrative Expense

General and administrative expenses are primarily incurred at the Company’s corporate headquarters and research facilities and include salaries, benefits and other personnel related costs for employees engaged in research and development, engineering, finance, information technology, human resources, business development, global operational excellence, global supply chain, in-house legal and executive management. Other costs include outside legal and accounting fees, risk management (insurance), share-based compensation and certain other administrative and global resources costs. For the years ended December 31, 2016, 2015 and 2014, total research and development expenses (included in general and administrative expenses) totaled $1.5 million, $0.9 million and $0.8 million, respectively.

(f) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include highly liquid investments that are readily convertible to known amounts of cash with original maturities of three months or less. The carrying value of cash and cash equivalents approximates fair value.

As of December 31, 2016 and 2015, the Taicang plants had unrestricted cash of $8.3 million and $5.1 million, respectively, in bank accounts in China. As of December 31, 2016 and 2015, the Dafeng plant had unrestricted cash of $4.0 million and $0.2 million, respectively, in bank accounts in China. The Chinese government imposes certain restrictions on transferring cash out of China. The local governments in Turkey and Mexico impose no such restrictions on transferring cash out of the respective country. The Company has provided fully cash-collateralized letters of credit in connection with certain facility leases and with one of the Company’s workers’ compensation providers totaling $2.3 million and $1.8 million, respectively. These amounts are reported as restricted cash in the Company’s consolidated balance sheets. Also, as of December 31, 2016 and 2015, the Company maintained long-term deposits in interest bearing accounts, related to fully cash-collateralized letters of credit in connection with the facility leases at our Mexico locations and an equipment lessor in Iowa, totaling $8.5 million and $2.5 million, respectively. See Note 9, Other Noncurrent Assets.

(g) Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Company follows the allowance method of recognizing uncollectible accounts receivable, which recognizes bad debt expense based on a review of the individual accounts outstanding and prior history of uncollectible accounts receivable. Credit is extended based on evaluation of each customer’s financial condition and is generally unsecured. Accounts receivable are generally due within 30 days and are stated net of an allowance for doubtful accounts in the consolidated balance sheets. Accounts are considered past due if outstanding longer than contractual payment terms. The Company records an allowance based on consideration of a number of factors, including the length of time trade accounts are past due, previous loss history, the credit-worthiness of individual customers, economic conditions affecting specific customer industries, and economic conditions in general. The Company charges-off accounts receivable after all reasonable collection efforts have been exhausted. The Company credits payments subsequently received on such receivables to bad debt expense in the period payment is received. The Company records delinquent finance charges on outstanding accounts receivables only if they are collected. The Company wrote off $0.5 million during 2016 and did not write off any material amounts due during 2015 or 2014, and does not have any off-balance-sheet credit exposure related to its customers. See Note 4, Accounts Receivable.

(h) Inventories

Inventory is measured at the lower of cost or net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Cost is determined using the first-in, first-out method for raw materials and specific identification for work in process and finished goods inventories. Actual cost includes the cost of materials, direct labor, and applied manufacturing overhead. Write-downs to reduce the carrying cost of obsolete, slow-moving, and unusable inventory to net realizable value are recognized in cost of goods sold. The effect of these write-downs establishes a new cost basis in the related inventory, which is not subsequently written up. See Note 5, Inventories.

(i) Property, Plant, and Equipment

Property, plant, and equipment are stated at cost. Depreciation and amortization of property, plant, and equipment is calculated on the straight-line method over the estimated useful lives of the assets. See Note 7, Property, Plant and Equipment, Net.

Estimated useful lives
Machinery and equipment	7–10 years
Buildings	20 years
Leasehold improvements	5 to 10 years, or the term of the lease, if shorter
Office equipment and software	3 to 5 years
Furniture	5 years
Vehicles	5 years

(j) Recoverability of Long-Lived Assets

The Company reviews property, plant and equipment and other long-lived assets in order to assess recoverability based on expected future undiscounted cash flows whenever events or circumstances indicate that the carrying value may not be recoverable. If the sum of the expected future net cash flows is less than the carrying value, an impairment loss is recognized. The impairment loss is measured as the amount by which the carrying value exceeds the fair value of the asset.

(k) Goodwill and Intangible Assets

Goodwill represents the excess of the acquisition cost of Composite Solutions, Inc. from True North Partners, LLC in 2004 over the fair value of identifiable assets acquired and liabilities assumed. Goodwill, which is entirely in the U.S. segment, is evaluated for impairment annually on October 31 and whenever events or circumstances make it likely that impairment may have occurred. In determining whether impairment has occurred, the Company uses a two-step approach. Step one compares the fair value of the related reporting unit (calculated using the discounted cash flow method) to its carrying value. If the carrying value exceeds the fair value, there is a potential impairment and step two must be performed. Step two compares the carrying value of the reporting unit’s goodwill to its implied fair value (i.e., fair value of reporting unit less the fair value of the unit’s assets and liabilities, including identifiable intangible assets). If the implied fair value of goodwill is less than the carrying amount of goodwill, impairment is recognized for that difference. The Company may first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The Company performed its annual goodwill impairment test during 2016 and determined that it is more-likely-than-not that its fair value exceeds its carrying amount.

Intangible assets were acquired in a business acquisition and provide contractual or legal rights, or other future benefits that could be separately identified. The Company’s valuation of identified intangible assets was based upon discounted cash flow estimates that require significant management judgment with respect to revenue and expense growth rates, changes in working capital, and the selection and use of the appropriate discount rate. The intangible assets are amortized over their estimated useful life. Intangible assets with indefinite lives are evaluated at least annually for impairment or whenever events or circumstances make it likely that impairment may have occurred. See Note 8, Intangible Assets, Net.

(l) Warranty Expense

The Company provides a limited warranty for its mold and wind blade products, including parts and labor, with terms and conditions that vary depending on the product sold, for periods that range from two to five years. Warranty expense is recorded based upon estimates of future repairs using a probability-based methodology. Once the warranty period has expired, any remaining unused warranty accrual for the specific products is reversed against the current year warranty expense amount. See Note 10, Accrued Warranty.

(m) Foreign Currency Translation Adjustments

The reporting currency of the Company is the U.S. dollar. However, the Company has non-U.S. operating segments in Mexico, Turkey and China.

•	The U.S. parent companies of the three Mexico operations, each of which are wholly-owned subsidiaries of TPI Composites, Inc., maintain their books and records in U.S. dollars.

•	The Mexico operations maintain their books and records through multiple legal entities that are denominated in the local Mexican currency, the Peso.

•	The Turkey operations maintain their books and records in the local Turkish currency, the Lira.

•	TPI China, LLC, the U.S. parent company of the China operations and a wholly-owned subsidiary of TPI Composites, Inc., maintains its books and records in U.S. dollars.

•	The Taicang Port, Dafeng and Taicang City operations maintain their books and records in the local Chinese currency, the Renminbi.

Foreign currency-denominated assets and liabilities are translated into U.S. dollars at exchange rates existing at the respective balance sheet dates. Results of operations of foreign subsidiaries are translated at the average exchange rates during the respective periods. Foreign currency transaction gains and losses are reported in realized gain (loss) on foreign currency remeasurement in the Company’s consolidated statements of operations. Translation adjustments are reported in accumulated other comprehensive income (loss) in the Company’s consolidated balance sheets. Currency translation adjustments for the years ended December 31, 2016, 2015 and 2014 amounted to losses of $3.8 million, $2.4 million and $0.1 million, respectively.

(n) Share-Based Compensation

The Company maintains two active incentive compensation plans: the 2008 Stock Option and Grant Plan and the Amended and Restated 2015 Stock Option and Incentive Plan (the 2015 Plan). In May 2015, the Company’s board of directors and shareholders adopted and approved the 2015 Plan, which provides for the issuance of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units, restricted stock awards, unrestricted stock awards, cash-based awards, performance share awards and dividend equivalent rights to certain employees, non-employee directors and consultants. The term of stock options issued under the 2015 Plan may not exceed ten years from the date of grant. Under the 2015 Plan, incentive stock options and non-qualified stock options are granted at an exercise price that is not to be less than 100% of the fair market value of the common stock of the Company on the date of grant, as determined by the Compensation Committee of the board of directors. Stock options become vested and exercisable at such times and under such conditions as determined by the Compensation Committee on the date of grant. Upon approval of the 2015 Plan, no future grants will be made from the 2008 Stock Option and Grant Plan.

The Company measures share-based compensation expense for stock options using the estimated fair value of the related award on the date of grant using the Black-Scholes valuation model as of the grant date using the following assumptions:

Expected Volatility. As the Company’s common stock had not been publicly traded prior to July 2016, the expected volatility assumption reflects an average of volatilities of publicly traded peer group companies with a period equal to the expected life of the options.

Expected Life (years). The Company uses the simplified method to estimate the expected term of stock options. The simplified method for estimating expected term is to use the mid-point between the vesting term and the contractual term of the option. The Company elected to use the simplified method because it did not have historical exercise data to estimate the expected term due to the limited time period its common stock had been publicly traded.

Risk-Free Interest Rate. The risk-free interest rate assumption is based upon the U.S. constant maturity treasury rates as the risk-free rate interpolated between the years commensurate with the expected life of the options.

Dividend Yield. The dividend yield assumption is zero since the Company does not expect to declare or pay dividends in the foreseeable future.

Expected Vesting Period. The Company amortizes the share-based compensation expense over the requisite service period.

Share-based compensation expense related to restricted stock units is expensed over the vesting period using the straight-line method for Company employees and the Company’s board of directors. The restricted stock units do not have voting rights. The Company calculates the fair value of share-based awards on the date of grant for employees and directors. The Company calculates the fair value of share-based awards to consultants on the date of vesting. Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.

(o) Leases

Leases are classified as either operating leases or capital leases. Assets acquired under capital leases are amortized on the same basis as similar property, plant and equipment. Rental payments, including rent holidays, leasehold incentives, and scheduled rent increases are expensed on a straight-line basis. Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals.

(p) Debt Issuance Costs and Discount

Costs associated with the issuance of debt and debt issuance discounts are presented net of the related debt and are amortized over the term of the debt using the effective interest rate method. See Note 1, Summary of Operations and Significant Accounting Policies – (u) Recently Issued Accounting Pronouncements for more details.

(q) Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 740, Income Taxes. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those differences are projected to be recovered or settled. Realization of deferred tax assets is dependent on the Company’s ability to generate sufficient taxable income of an appropriate character in future periods. A valuation allowance is established if it is determined to be more-likely-than-not that a deferred tax asset will not be realized. Interest and penalties related to unrecognized tax benefits are reported in income tax expense, See Note 17, Income Taxes.

(r) Net Income Per Share Calculation

The basic net income per common share is computed by dividing the net income by the weighted-average number of common shares outstanding during a period. Diluted net income per common share is computed by dividing the net income, adjusted on an as-if-converted basis, by the weighted-average number of common shares outstanding plus potentially dilutive securities. The table below reflects the calculation of the weighted-average number of common shares outstanding, on an as if converted basis, used in computing basic and diluted earnings per common share for the years ended December 31 (in thousands):

	2016	2015	2014
Basic weighted-average shares outstanding	17,530	4,238	4,238
Effect of dilutive stock options and warrants	86	—	—

Diluted weighted-average shares outstanding	17,616	4,238	4,238

The Company did not have potential dilutive securities that are not shown in the diluted net income per share calculation for the year ended December 31, 2016. The Company had potentially dilutive securities of 4,571,007 outstanding for each of the years ended December 31, 2015 and 2014 that are not shown in the diluted net loss per share calculation because their effect would be anti-dilutive. The potentially dilutive securities excluded from the calculation include common shares issued upon conversion or exercise of options and warrants.

Assuming that the IPO had occurred on January 1, 2014, diluted earnings per share would have been $0.41, $0.23 and a loss of $0.20 for the years ended December 31, 2016, 2015 and 2014, respectively.

(s) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant, and equipment, realizability of intangible assets and deferred tax assets, inventory valuation, relative selling prices for revenue recognition, fair value of stock options and warrants, warranty reserves and other contingencies.

(t) Fair Value of Financial Instruments

FASB ASC Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Topic 820 also specifies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value is follows:

Level 1: Quoted prices in active markets for identical assets or liabilities;

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3: Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, trade accounts receivable, income taxes receivable, accounts payable and accrued expenses and income taxes payable approximate fair value because of the short-term nature of these financial instruments. The carrying amount of working capital loans approximates fair value due to their short term nature and the loans carry a current market rate of interest, a level 2 input. The carrying value of long-term debt approximates fair value based on its variable rate index or based upon market interest rates available to the Company for debt of similar risk and maturities, both of which are level 2 inputs.

(u) Recently Issued Accounting Pronouncements

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued Accounting Standards Update (ASU) 2015-03, Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 required that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 was effective for the first interim period for fiscal years beginning after December 15, 2015. Consequently, during the three months ended March 31, 2016, the Company adopted ASU 2015-03 on a retrospective basis, which resulted in the reclassification of the noncurrent debt issuance cost asset on the December 31, 2015 consolidated balance sheet, which decreased total assets by $4.2 million and decreased total liabilities from $326.5 million to $322.3 million, to conform to the current presentation. The adoption of this guidance did not have a material impact on the financial condition, results of operations or disclosures of the Company. See Note 13, Long Term Debt, Net of Debt Issuance Costs and Discount.

Revenue from Contracts with Customers

In May 2014, the FASB issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, (Topic 606), which provides new recognition and disclosure requirements for revenue from contracts with customers that supersedes the existing revenue recognition guidance. The new recognition requirements focus on when the customer obtains control of the goods or services, rather than the current risks and rewards model of recognition. The core principle of the new standard is that an entity will recognize revenue when it transfers goods or services to its customers in an amount that reflects the consideration an entity expects to be entitled to for those goods or services. The new disclosure requirements will include information intended to communicate the nature, amount, timing and any uncertainty of revenue and cash flows from the applicable contracts, including any significant judgments and changes in judgments and assets recognized from the costs to obtain or fulfill a contract. Entities will generally be required to make more estimates and use more judgment under the new standard.

The new requirements are effective for the Company beginning January 1, 2018, and may be implemented either retrospectively for all periods presented, or as a cumulative-effect adjustment as of the date of adoption.

The Company expects to adopt Topic 606 as of January 1, 2018 with retrospective application to January 1, 2016 through December 31, 2017. Based on the Company’s preliminary evaluation of the new standard, revenue recognition in accordance with Topic 606 differs from the current guidance provided by GAAP as outlined in the SEC’s Staff Accounting Bulletin 104, which requires the Company to defer recognition of revenue until the risk of loss has passed to the customer and delivery has been made or a fixed delivery schedule has been provided by the customer. Since the Company’s products have no alternative use to the Company due to contractual restrictions placed by each customer on the technical specifications and design of the products, the Company’s preliminary assessment is that revenue upon adoption of Topic 606 will likely be recognized over time during the course of the production process and before the product is delivered to the customer.

The Company expects that the adoption of Topic 606 will have a material impact on the amount of net sales, cost of goods sold and income from operations reported in the Consolidated Statements of Operations in future periods. In accordance with Topic 606, revenues will be recognized over the time period of the production process, whereas currently it is recognized upon delivery to the client. Further, since revenue will be recognized over time for manufacturing contracts, future net sales will include amounts related to products that are in production as of the period end. Finally, the gross margin realized in the period may be impacted by the changes related to the timing and amount of revenue recognized for products in the production process.

The changes noted above involving the timing of revenue recognition will materially impact the amount of reported assets and liabilities associated with our manufacturing contracts. Upon adoption of Topic 606, the Company will include amounts recognized in revenue for products in production in contract assets, which differs from the current practice of including the balances in inventory and will include an amount for the margin recognized to date. The Company believes that it will no longer report inventory held for customer orders since revenue will be recognized over time during the course of the production process and before the product is delivered to the customer. Contract liabilities will be reported for amounts collected from customers in advance of the production of products. The amount of deferred revenue will be substantially reduced as revenue for products will be recognized over time.

The Company does not anticipate a change in the timing of cash receipts and payments from customers as customers will continue to be invoiced as products are completed; however, the impact to the amounts reported in the statements of cash flows operating activities upon application of Topic 606 is expected to be material.

The Company has a project plan in place for the transition to revenue recognition in accordance with Topic 606 including necessary changes to accounting processes and procedures, the chart of accounts, the system of internal control and retrospective application of the standard to periods beginning January 1, 2016 through December 31, 2017. The Company expects to complete the plan in time to report in accordance with Topic 606 for the first quarterly filing on Form 10-Q for the period ended March 31, 2018.

Share-Based Compensation

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. This standard is effective for annual and interim periods beginning after December 15, 2016. Early adoption is permitted. The adoption of ASU 2016-09 on January 1, 2017 will not have a material effect on the Company’s financial positions or results of operations.

Leases

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842). ASU 2016-02 is a comprehensive new recognition model for leases requiring a lessee to recognize the asset and liability that arise from leases. For public companies, the amendment is effective for financial statements issued for annual periods beginning after December 16, 2018. Entities may elect to early adopt the lease standard in 2016. In adopting ASU 2016-02, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes a number of optional practical expedients that entities may elect to apply. Management is evaluating the provisions of ASU 2016-02 and has not yet selected a transition method nor determined what impact the adoption of ASU 2016-02 will have on the Company’s financial position or results of operations.

Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. ASU 2016-13 revises the accounting requirements related to the measurement of credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years and interim periods within those years, beginning after December 15, 2018. Accordingly, ASU 2016-13 is effective for the Company on January 1, 2020 using a modified retrospective approach, and the Company is currently evaluating the impact that the standard will have on the Company’s financial positions and results of operations.

There have been no other recent accounting pronouncements or changes in accounting pronouncements during the current year that are of significance, or potential significance, to the Company.